12. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	Deferred Tax Assets (Liabilities)
	2015	2014
Insurance Commissions	$ (6,043,688)	$ (5,754,290)
Unearned Premium Reserves	1,656,106	2,194,586
Unrealized (Gain) Loss on
Marketable Debt Securities	(1,465,727)	(1,152,280)
Other	(332,215)	(122,100)
	$ (6,185,524)	$ (4,834,084)